Loans and borrowings - Repayment Profile (Details) - EUR (€) € in Millions	Dec. 31, 2017	May 03, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Total current loans and borrowings	€ 3.3		€ 0.0
Loans and borrowings	1,395.1		1,451.8
Borrowings	1,398.4		1,446.8
Gross | Syndicated loans
Disclosure of detailed information about borrowings [line items]
Total current loans and borrowings	5.1		0.0
Loans and borrowings	1,004.4		964.2
Gross | 2020 floating rate senior secured notes
Disclosure of detailed information about borrowings [line items]
Loans and borrowings	0.0		500.0
Gross | 2024 fixed rate senior secured notes
Disclosure of detailed information about borrowings [line items]
Loans and borrowings	400.0		0.0
Deferred borrowing costs
Disclosure of detailed information about borrowings [line items]
Loans and borrowings	(11.1)		(12.4)
Deferred borrowing costs | 2024 fixed rate senior secured notes
Disclosure of detailed information about borrowings [line items]
Borrowings		€ 9.8
Deferred borrowing costs | Less than one year
Disclosure of detailed information about borrowings [line items]
Total current loans and borrowings	(1.8)		(5.0)
Deferred borrowing costs | 2 to 5 years
Disclosure of detailed information about borrowings [line items]
Loans and borrowings	(7.2)		(12.4)
Deferred borrowing costs | More than five years
Disclosure of detailed information about borrowings [line items]
Loans and borrowings	€ (2.1)		€ 0.0